SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020

Interactive toys - animation series	$9,061	$657,619	$1,575,903
Interactive toys - game series	155,559	8,723,480	16,131,115
Mobile game	5,181,410	4,165,456	2,506,285
Information service	884,329	1,608,519	4,386,620
Commodity Trading	1,145,650	—	—
Total revenues	$7,376,009	$15,155,074	$24,599,923

Schedule of disaggregated information by business lines

		Interactive to
	Interactive toys animation series	Game series	Mobile game	Information service	Glycol
Revenue	$9,061	$155,559	$5,181,410	$884,329	$1,145,650
Costs of
revenue	(34,192)	(78,118)	(2,419,222)	(826,096)	(20,032)
Gross Profit	(25,131)	77,441	2,762,188	58,233	1,125,618

Year ended December 31, 2021
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$657,619	$8,723,480	$4,165,456	$1,608,519
Costs of revenue	(140,450)	(4,340,776)	(2,889,486)	(1,301,438)
Gross Profit	$517,169	$4,382,704	$1,275,970	$307,081

Year ended December 31, 2020
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$1,575,903	$16,131,115	$2,506,285	$4,386,620
Costs of revenue	(1,331,731)	(5,503,184)	(10,577)	(4,334,411)
Gross Profit	$244,172	$10,627,931	$2,495,708	$52,209

Schedule of disaggregated information of revenues by geographic locations

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Domestic PRC revenues	$7,376,009	$15,155,074	$24,599,923
Export revenues	—	—	—
Total revenues	$7,376,009	$15,155,074	$24,599,923